Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 loan	Mar. 31, 2012 loan
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	1	15
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	$ 257,452	$ 12,003,934
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	12,003,934
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	880,745	0
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Consumer Loans
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	1
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	15,358
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	15,358
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Commercial Business
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	0	0
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings	1	14
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	11,988,576
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings	257,452	11,988,576
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 880,745	$ 0